Investments in Associates and Joint Ventures - Summary of Common B Shares Subscription (Details) - Common B Shares [Member] - VFC and PFC [Member] - shares	Feb. 15, 2024	Dec. 21, 2023	Aug. 28, 2023	May 30, 2023	Feb. 17, 2023	Jul. 29, 2022	Jan. 20, 2022	Sep. 24, 2021
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of Shares Acquired		1.8	7.1	2.7	8	2.7	6.2	8.9
Events After Reporting Period [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of Shares Acquired	5,300,000